Provisions - Changes in Provisions (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [Line Items]
Beginning balance	₩ 256,643	₩ 131,018
Additions (reversals)	298,415	439,466
Usage and reclassification	(267,957)	(313,841)
Ending balance	287,101	256,643
Current	197,468	189,525
Non-current	89,633	67,118
Litigations and claims [member]
Disclosure of other provisions [Line Items]
Additions (reversals)		3,073
Usage and reclassification		(3,073)
Warranties [member]
Disclosure of other provisions [Line Items]
Beginning balance	230,262	122,088
Additions (reversals)	309,112	418,942
Usage and reclassification	(267,179)	(310,768)
Ending balance	272,195	230,262
Current	182,562	163,144
Non-current	89,633	67,118
Others [member]
Disclosure of other provisions [Line Items]
Beginning balance	26,381	8,930
Additions (reversals)	(10,697)	17,451
Usage and reclassification	(778)
Ending balance	14,906	26,381
Current	₩ 14,906	₩ 26,381